Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2024	2025
Current	3,938	3,793
Non-current	7,260	7,929
Total Lease liabilities	11,198	11,722

Schedule of future minimum lease payments under non-cancellable operating leases
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments (undiscounted cash flows)	13,220	3,138	16,358
Cash flows discounting effect	(7,602)	(827)	(8,429)
Lease liability future payments (discounted cash flows)	5,618	2,311	7,929

Schedule of changes in liabilities arising from financing activities

In thousands of USD	January 1, 2025	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2025
Current lease liabilities	3,938	5,029	(6,324)	1,114	36	3,793
Non-current lease liabilities	7,260	1,024	—	(1,114)	759	7,929
Total liabilities from financing activities	11,198	6,053	(6,324)	—	795	11,722

In thousands of USD	January 1, 2024	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2024
Current lease liabilities	3,718	4,976	(5,123)	696	(329)	3,938
Non-current lease liabilities	2,357	6,086	—	(696)	(487)	7,260
Total liabilities from financing activities	6,075	11,062	(5,123)	—	(816)	11,198

Summary of expense relating to payments not included in the measurement of the lease liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2024	2025
Short-term leases	1,265	918
Variable lease payments	90	70
Total expense	1,355	988